Accounts Receivable - Net	12 Months Ended
Dec. 31, 2019
Loans And Leases Receivable Disclosure [Abstract]
Accounts Receivable – net
5.	Accounts Receivable – net

	December 31,
	2019	2018
Trade receivables	$116,278	$77,537
Allowance for doubtful accounts	(4,181)	(4,570)
	112,097	72,967
Other receivables	1,639	1,497
Total accounts receivable	$113,736	$74,464

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay. As of December 31, 2019, the Company provided 99.6% (December 31, 2018 - 100%) allowance for accounts receivable aged more than four years, approximately 82.8% (December 31, 2018 - 96.9%) allowance for accounts receivable aged between three years and four years, approximately 44.4% (December 31, 2018 - 90.6%) allowance for accounts receivable aged between two years and three years, approximately 14.6% (December 31, 2018 - 42.1%) allowance for accounts receivable aged between one year and two years, and approximately 1.4% (December 31, 2018 - 1.4%) allowance for accounts receivable aged less than one year.

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2019	2018
Aging within one year, net of allowance for doubtful accounts	$108,635	$71,728
Aging greater than one year, net of allowance for doubtful accounts	3,462	1,239
Total trade receivables	$112,097	$72,967